Note 8 - Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Other Assets Disclosure [Text Block]
8.	Prepaid expenses and other assets

	As at December 31,
	2025	2024

Prepaid expenses	$110,798	$90,519
Advisor loans receivable	48,475	37,607
Investments in equity securities	14,515	12,008
Investments in debt securities	40,376	36,565
Deferred Purchase Price (notes 15 and 23)	121,980	126,082
Mortgage derivative asset (note 23)	6,928	5,264
Interest rate swap asset (note 23)	1,126	415
Other	1,367	1,502
Prepaid and other assets (Current Assets)	$345,565	$309,962

	As at December 31,
	2025	2024

Advisor loans receivable	$128,442	$105,448
Equity accounted investments (note 16)	67,251	54,302
Investments in equity securities	7,059	7,857
Financing fees, net of accumulated amortization of $12,724 (December 31, 2024 - $11,083)	4,353	5,794
Interest rate swap asset (note 23)	1,076	7,455
Other	4,876	5,441
Other assets (Non-Current Assets)	$213,057	$186,297

Captive insurance investments

Investments in equity securities as of December 31, 2025, in the amount of $14,509 (2024 - $11,994) consist of investments recorded at fair value (see note 23). Investments in debt securities include available-for-sale investments current $18,705 (2024 current - $14,166 and non-current - $0), which is recorded at fair value.

Colliers Securities investments

Investments in equity and debt securities as of December 31, 2025, in the amount of $21,672 (2024 – $17,751) consist of investments recorded at fair value in relation to Colliers Securities (see note 23). All securities owned are pledged to a clearing firm on terms that permit it to sell or re-pledge the securities to others, subject to certain limitations.

Other investments in equity securities

Investments in equity securities non-current as of December 31, 2025 in the amount of $5,962 (2024 - $6,768) are recorded at fair value following the net asset value practical expedient or recorded at cost less impairment adjusted for observable prices. During 2025, the Company recognized a net gain of $301 (2024 – $540) related to these investments which was included in Other income in the Company’s consolidated statements of earnings.